PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
NOTE 7.     PROPERTY AND EQUIPMENT
Property and equipment consists of the following:

	December 31,
	2011	2010
	(in thousands)
Major classes of property and equipment:
Oilfield service equipment	$1,701,303	$1,381,792
Disposal wells	88,998	68,834
Motor vehicles	114,047	86,896
Furniture and equipment	110,668	103,493
Buildings and land	61,278	59,737
Work in progress	108,516	88,819
Gross property and equipment	2,184,810	1,789,571
Accumulated depreciation	(987,510)	(868,774)
Net property and equipment	$1,197,300	$920,797

We capitalize costs incurred during the application development stage of internal-use software. These costs are capitalized to work in progress until such time the application is put in service. For the years ended December 31, 2011, 2010 and 2009, we capitalized costs in the amount of $1.2 million, $14.7 million and $13.1 million, respectively.
Interest is capitalized on the average amount of accumulated expenditures for major capital projects under construction using an effective interest rate based on related debt until the underlying assets are placed into service. Capitalized interest for the years ended December 31, 2011, 2010 and 2009 was $1.7 million, $3.5 million, and $4.0 million, respectively.
We are obligated under various capital leases for certain vehicles and equipment that expire at various dates during the next two years. The carrying value of assets acquired under capital leases consists of the following:

	December 31,
	2011	2010
	(in thousands)
Values of assets leased under capital lease obligations:
Well servicing equipment	$59	$281
Motor vehicles	18,121	18,620
Furniture and fixtures	3,153	3,153
Gross values	21,333	22,054
Accumulated depreciation	(17,741)	(15,738)
Carrying value of leased assets	$3,592	$6,316

Depreciation of assets held under capital leases was $2.8 million, $3.2 million, and $3.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in depreciation and amortization expense in the accompanying consolidated statements of operations.
There were no asset impairment charges for the years ended December 31, 2011 and 2010.
During the third quarter of 2009, we removed from service and retired a portion of our U.S. rig fleet and associated support equipment, resulting in the recording of a pre-tax asset retirement charge of $65.9 million. We retired these rigs in order to better align supply with demand for well servicing as market activity remained low. The asset retirement charge is included in the line item “asset retirements and impairments” in the consolidated statements of operations for the year ended December 31, 2009. These assets were reported under our U.S. segment.
Also, during the third quarter of 2009, we performed an assessment of the fair value of the other assets in our U.S. segment. This assessment resulted in the recording of a pre-tax impairment charge of $31.1 million during the third quarter of 2009. The asset impairment charge is included in the line item “asset retirements and impairments” in the consolidated statements of operations for the year ended December 31, 2009.